OTHER RESERVES (Details Narrative) - USD ($)	1 Months Ended
	May 31, 2024	Sep. 30, 2024	Jul. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Capital reserve	$ 8,000,000.0	$ 5,126,150		$ 3,752,192	$ 3,724,826
Capital raise settled by advances of cash	6,100,000
Conversion of loans	$ 1,900,000
Number of ordinary shares, percentage	51.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Capital reserve	$ 6,700,000
Number of shares issued	4,170,520
Warrants [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			4,170,520
Warrants exercise price			$ 6.13
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Conversion of loans	$ 1,900,000
Rhino Ventures Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	5,086
Rhino Ventures Limited [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	10,172
Warrants exercise price	$ 2,512